Share-Based Payment (Schedule of Expenses Recognized in Financial Statements) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expenses arising from share-based payment Transactions	€ 63	€ 50	€ 8